UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices) (Zip code)

Blackstone Real Estate Income Advisors L.L.C.

Judy Turchin, Esq.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

WITH COPIES TO:

Sarah E. Cogan, Esq. Michael W. Wolitzer, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017	Judy Turchin, Esq. Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31

Date of reporting period: 7/1/13 - 6/30/14

ITEM 1. PROXY VOTING RECORD.

Blackstone Real Estate Income Master Fund (the “Fund”) commenced operations on April 1, 2014. The Fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2013 through June 30, 2014.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Michael Nash
Michael Nash Chairman, Chief Executive Officer and President

Date:   August 15, 2014